Rehabilitation and Closure Cost Provision - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Rehabilitation expenses	$ 1,952	$ 1,014	$ 1,254
Decommissioning rehabilitation costs	$ 2,545	$ 1,028
Discount rate	8.00%	8.00%
Inflation rate	3.00%	3.50%
Bottom of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	5 years
Top of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	10 years